DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 6) - Cash flow hedge derivatives [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)		$ (77)	$ 6
Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)
Bond Hedging derivatives [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)		$ (77)	$ 6